UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 International Drive
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $1,927,856 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    93114  6995742 SH       DEFINED 1             6995742        0        0
AFLAC INC                      COM              001055102    46889  1013815 SH       DEFINED 1             1013815        0        0
AMAZON COM INC                 COM              023135106    53194   395433 SH       DEFINED 1              395433        0        0
APOLLO INVT CORP               COM              03761U106     9673  1013885 SH       DEFINED 1             1013885        0        0
ARES CAP CORP                  COM              04010L103    14518  1166020 SH       DEFINED 1             1166020        0        0
ASSURED GUARANTY LTD           COM              G0585R106   127957  5880368 SH       DEFINED 1             5880368        0        0
BANK OF AMERICA CORPORATION    COM              060505104    82452  5474864 SH       DEFINED 1             5474864        0        0
BOYD GAMING CORP               COM              103304101    23918  2857468 SH       DEFINED 1             2857468        0        0
CA INC                         COM              12673P105    31880  1419395 SH       DEFINED 1             1419395        0        0
CIGNA CORP                     COM              125509109    25034   709759 SH       DEFINED 1              709759        0        0
CITIGROUP INC                  COM              172967101    76991 23259783 SH       DEFINED 1            23259783        0        0
CONVERA CORP                   CL A             211919105     1067  4443889 SH       DEFINED 1             4443889        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    68073  5981745 SH       DEFINED 1             5981745        0        0
EASTMAN KODAK CO               COM              277461109    74478 17648700 SH       DEFINED 1            17648700        0        0
EXPEDIA INC DEL                COM              30212P105    67786  2634487 SH       DEFINED 1             2634487        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209    45847   385268 SH       DEFINED 1              385268        0        0
GENWORTH FINL INC              COM CL A         37247D106    54085  4765145 SH       DEFINED 1             4765145        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    82540  3548572 SH       DEFINED 1             3548572        0        0
HEALTH NET INC                 COM              42222G108    35419  1520769 SH       DEFINED 1             1520769        0        0
HUMAN GENOME SCIENCES INC      COM              444903108    14695   480515 SH       DEFINED 1              480515        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    20934  1115275 SH       DEFINED 1             1115275        0        0
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114    27029  2027625 SH       DEFINED 1             2000000        0    27625
L-1 IDENTITY SOLUTIONS INC     COM              50212A106      191    25470 SH       DEFINED 1               25470        0        0
LENNAR CORP                    CL A             526057104    31362  2455822 SH       DEFINED 1             2455822        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    83391 54503102 SH       DEFINED 1            54503102        0        0
MANNKIND CORP                  COM              56400P201    45337  5175387 SH       DEFINED 1             5175387        0        0
MARKET LEADER INC              COM              57056R103     9632  4575274 SH       DEFINED 1             4575274        0        0
MGIC INVT CORP WIS             COM              552848103     8791  1520900 SH       DEFINED 1             1520900        0        0
MGM MIRAGE                     COM              552953101    26814  2940060 SH       DEFINED 1             2940060        0        0
MONSTER WORLDWIDE INC          COM              611742107    51083  2935720 SH       DEFINED 1             2935720        0        0
NII HLDGS INC                  CL B NEW         62913F201    78305  2331866 SH       DEFINED 1             2331866        0        0
PENNYMAC MTG INVT TR           COM              70931T103     5004   291248 SH       DEFINED 1              291248        0        0
PRUDENTIAL FINL INC            COM              744320102    45403   912432 SH       DEFINED 1              912432        0        0
PULTE HOMES INC                COM              745867101    27078  2707775 SH       DEFINED 1             2707775        0        0
RED HAT INC                    COM              756577102    62657  2027729 SH       DEFINED 1             2027729        0        0
RYLAND GROUP INC               COM              783764103    26600  1350168 SH       DEFINED 1             1350168        0        0
SLM CORP                       COM              78442P106    42710  3793017 SH       DEFINED 1             3793017        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    87945 24028600 SH       DEFINED 1            24028600        0        0
UAL CORP                       COM NEW          902549807    97996  7590632 SH       DEFINED 1             7590632        0        0
XL CAP LTD                     CL A             G98255105    91062  4967875 SH       DEFINED 1             4967875        0        0
YAHOO INC                      COM              984332106    28922  1723595 SH       DEFINED 1             1723595        0        0
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